SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Disclosure of share-based payment
Allotment date	Share price	Exercise price	Expected term	Risk-free interest rate	Average standard deviation	Fair value
June 26, 2023 – Options	$19.34	$18.83	5	3.96%	67.8%	$11.03
June 26, 2023 – RSUs	$19.34	-	-	-	-	$19.34